PREPAIDS AND OTHER (Details) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property taxes, insurance and licenses	CAD 2.6	CAD 3.1
Other	2.9	1.5
Prepaid Expense and Other Assets, Current	CAD 5.5	CAD 4.6	CAD 4.5